Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES	NOTE 3 - INVENTORIES
	December 31
	2023	2022
	U.S. dollars in thousands
Cost:
Raw materials	514	6
Work-in-progress	206	-
Finished goods	312	-
	1,032	6